VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 13.6%
Rio Tinto Plc (ADR) †	263,860	$21,214,344
Brazil: 22.5%
Cia Siderurgica Nacional SA (ADR) †	1,307,785	7,088,195
Gerdau SA (ADR)	1,125,966	7,239,961
Vale SA (ADR)	1,044,227	20,874,098
		35,202,254
Cayman Islands: 0.2%
Huadi International Group Co. Ltd. (USD) *	16,369	371,085
Luxembourg: 5.8%
ArcelorMittal SA (USD) †	281,221	9,001,884
Netherlands: 9.7%
Tenaris SA (ADR)	264,012	7,938,841
Ternium SA (ADR) †	157,572	7,193,162
		15,132,003
South Korea: 4.8%
POSCO Holdings, Inc. (ADR)	125,170	7,418,826
United States: 43.4%
Allegheny Technologies, Inc. *	157,578	4,229,394
Carpenter Technology Corp.	59,681	2,505,408
Cleveland-Cliffs, Inc. *	244,704	7,881,916
Commercial Metals Co.	166,181	6,916,453
Gibraltar Industries, Inc. *	40,430	1,736,469
	Number of Shares	Value
United States (continued)
Nucor Corp.	80,702	$11,996,352
Olympic Steel, Inc.	13,754	528,979
Reliance Steel & Aluminum Co.	35,102	6,435,952
Ryerson Holding Corp.	47,471	1,662,434
Schnitzer Steel Industries, Inc.	34,154	1,773,959
Steel Dynamics, Inc.	79,824	6,659,716
SunCoke Energy, Inc.	102,737	915,387
TimkenSteel Corp. *	57,268	1,253,024
United States Steel Corp. †	203,945	7,696,884
Warrior Met Coal, Inc.	63,813	2,368,100
Worthington Industries, Inc.	62,976	3,237,596
		67,798,023
Total Common Stocks (Cost: $150,145,954)		156,138,419

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $1,843,505)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	1,843,505	1,843,505
Total Investments: 101.2% (Cost: $151,989,459)		157,981,924
Liabilities in excess of other assets: (1.2)%		(1,870,156)
NET ASSETS: 100.0%		$156,111,768

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $23,610,291.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.1%	$7,938,841
Industrials	1.1	1,736,468
Materials	93.8	146,463,110
	100.0%	$156,138,419
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